Annual Total Returns- Vanguard Industrials Index Fund (ETF) [BarChart] - ETF - Vanguard Industrials Index Fund - ETF Shares	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	27.09%	(2.20%)	17.09%	41.93%	8.51%	(3.58%)	20.37%	21.50%	(13.92%)	30.13%